Expense Example, No Redemption {- Fidelity Advisor® Diversified International Fund} - 10.31 Fidelity Advisor Diversified International Fund - AMCIZ PRO-14 - Fidelity Advisor® Diversified International Fund
Dec. 30, 2022 USD ($)
Fidelity Advisor Diversified International Fund-Class A
Expense Example, No Redemption:
1 Year	$ 686
3 Years	922
5 Years	1,177
10 Years	1,903
Fidelity Advisor Diversified International Fund-Class M
Expense Example, No Redemption:
1 Year	489
3 Years	784
5 Years	1,099
10 Years	1,992
Fidelity Advisor Diversified International Fund-Class C
Expense Example, No Redemption:
1 Year	199
3 Years	615
5 Years	1,057
10 Years	2,078
Fidelity Advisor Diversified International Fund - Class I
Expense Example, No Redemption:
1 Year	93
3 Years	290
5 Years	504
10 Years	1,120
Fidelity Advisor Diversified International Fund-Class Z
Expense Example, No Redemption:
1 Year	78
3 Years	243
5 Years	422
10 Years	$ 942